Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2024, and 2023:

	2024	2023
	USD thousands
IPR&D related to TyrNovo (see 4A below)	6,172	6,172
IPR&D related to Famewave (see 4B below)	14,310	14,310
IPR&D related to Immunorizon (see 4C below)	7,360	7,360
IPR&D related to Purple GmbH	-	202

Total intangible assets	27,842	28,044

Schedule of Recognized Amounts of Assets Acquired and Liabilities Assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

USD thousands
Cash	44
Intangible asset (1)	7,360
Other receivables	1
Trade payables	(28)
Other payables	(2)
Total net identifiable assets	7,375

(1)	Intangible asset - In process research and development